Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Statement of Financial Position [Abstract]
Trade receivables allowance	$ 3,600	$ 3,735	$ 4,036
Preferred Stock, Par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	850,000,000	850,000,000	850,000,000
Common stock, shares issued	239,008,679	223,000,000	223,000,000
Common stock, shares outstanding	239,008,679	223,000,000	223,000,000